Financial Assets at Amortized Cost	12 Months Ended
Dec. 31, 2020
Financial Assets at Amortized Cost [Abstract]
Financial Assets at Amortized Cost
11.	Financial Assets at Amortized Cost

Financial assets at amortized cost as of December 31, 2019 and 2020 are as follows:

		2019
		Financial assets at amortized cost	Government grants	Allowance for doubtful accounts	Others	Book value
		In millions of won
Government bonds	￦	1,609	—	—	—	1,609
Others		12,000	—	—	—	12,000

	￦	13,609	—	—	—	13,609

Current	￦	12,302	—	—	—	12,302
Non-current		1,307	—	—	—	1,307

		2020
		Financial assets at amortized cost	Government grants	Allowance for doubtful accounts	Others	Book value
		In millions of won
Government bonds	￦	1,422	—	—	—	1,422
Others		13,000	—	—	—	13,000

	￦	14,422	—	—	—	14,422

Current	￦	13,149	—	—	—	13,149
Non-current		1,273	—	—	—	1,273